Income and expenses - Depreciation and Amortization charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Depreciation and amortization charges, operating allowances and write-downs
Amortization of intangible assets	$ 474	$ 663	$ 725
Depreciation of property, plant and equipment	74,989	72,869	80,834
Total	$ 75,463	$ 73,532	$ 81,559